Share-based payments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of financial statements related to equity-based payments

Amounts recognized as expense in the consolidated statements of operations related to share-based payments are as follows:

	Nine months ended September 30,
	2017	2016
Nonemployee common stock	$115,329	$--
Nonemployee preferred Series B	--	50,000
Nonemployee warrants – fully-vested upon issuance	198,479	445,390
Nonemployee warrants – service and performance conditions	6,118	18,392
Employee common stock	--	--
Employee stock options – market price-based	--	327,000
Total share-based expense charged against income	$319,926	$840,782

Impact on net loss per common share:
Basic and diluted	$(0.00)	$(0.01)

	Year ended December 31,
	2016	2015
Nonemployee common stock	$10,000	$602,507
Nonemployee preferred stock (Series B)	50,000
Nonemployee warrants – fully vested upon issuance	1,603,025	6,981
Nonemployee warrants – service and performance conditions	20,933	52,056
Employee common stock	277,090	--
Employee stock options – fully vested upon grant	--	--
Employee stock options – market price-based	327,000	1,308,000
Legal settlement – replacement warrants	--	1,119,450
Total share-based expense charged against income	$2,288,048	$3,088,994

Impact on net loss per common share:
Basic and diluted	$(0.05)	$(0.05)

Summary of common stock conditions

In July, 2014, the Company entered into an agreement with the company managing the operations of UPT, whereby we would issue common stock under the following conditions:

Condition	Number of Shares
UPT recognizes $100 million of revenue or a change in control	500,000
UPT recognizes $100 million of revenue	150,000
650,000

Summary of fair value of common stock warrants

The following summarizes the Black-Scholes assumptions used to estimate the fair value of these common stock warrants:

	Replacement Warrants	Additional Warrants
Volatility	133 – 182%	204%
Risk-free interest rate	1.1 – 1.3%	1.4%
Expected life (years)	3.0 – 4.3	5.0
Dividend yield	--	--

The following summarizes the Black-Scholes assumptions used to estimate the fair value of these common stock warrants:

Volatility	127%
Risk-free interest rate	0.9%
Expected life (years)	3.0
Dividend yield	--

In September 2017, the Company issued three-year warrants to purchase 200,000 shares of common stock at an exercise price of $0.08536 per share to six individuals serving on our board of directors. We recognized $81,222 of expense for these warrants.

Volatility	145%
Risk-free interest rate	1.55%
Expected life (years)	3.0
Dividend yield	--

The following summarizes the Black-Scholes assumptions used to estimate the fair value of fully-vested common stock warrants:

Year ended December 31,
	2016	2015
Volatility	102 – 272%	121 – 173%
Risk-free interest rate	0.5 – 1.5%	1.4 -- 1.6%
Expected life (years)	1.0 – 5.0	3.0 -- 4.0
Dividend yield	--	--

Year ended December 31, 2014
Volatility	325%
Risk-free interest rate	2.7%
Expected stock option life (years)	10
Dividend yield	--

Summary of common stock warrants performance and service conditions

In July, 2014, the Company entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock warrants under the following conditions:

		Number of
Vesting Condition	Category	Warrants
Fully vest upon UPT generating $1 million of revenue	Performance	350,000
45,945 warrants for every $3 million of revenue generated by UPT up to $100 million	Performance	1,530,000
60,000 warrants for every three months of completed service managing UPT	Service	720,000
Total		2,600,000
Vested – September 30, 2017		(720,000)
Nonvested – September 30, 2017		1,880,000

The following summarizes the Black-Scholes assumptions used to estimate the fair value of warrants with performance and service conditions:

	Year ended December 31,
	2016	2015
Volatility	121 -- 148%	102 -- 184%
Risk-free interest rate	0.7 -- 1.5%	0.9 -- 1.4%
Expected life (years)	3.0	3.0 – 5.0
Dividend yield	--	--

Summary of Legal settlement - Replacement warrants

The following summarizes the Black-Scholes assumptions used to estimate the fair value of the previously-issued warrants and the replacement warrants:

	Previously-issued	Replacement
Volatility	206%	151%
Risk-free interest rate	0.5%	1.3%
Expected life (years)	0.2	3.2
Dividend yield	--	--

Nonemployee common stock warrants -- Fully-vested upon issuance [Member]
Summary of fair value of common stock warrants

We may issue fully-vested common stock warrants with a maximum contractual term of 5 years to non-employees in return for services or to satisfy liabilities, such as accrued interest.

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2016	10,866,071	0.72
Granted	3,050,000	0.09
Forfeited or expired	(3,270,235)	0.58
Outstanding, September 30, 2017	10,645,836	0.35	2.5	$6,000
Exercisable, September 30, 2017	10,645,836	0.35	2.5	$6,000

On June 28, 2017, we issued three year warrants to purchase at total of 500,000 shares of common stock at an exercise price of $0.07 per to six individuals who provide services to the company. We recognized $27,727 of expense for these warrants.

Volatility	144%
Risk-free interest rate	1.5%
Expected life (years)	3.0
Dividend yield	--

We may issue fully-vested common stock warrants with a maximum contractual term of 5 years to non-employees in return for services or to satisfy liabilities, such as accrued interest. The following summarizes the activity for common stock warrants that were fully-vested upon issuance:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	8,488,235	$0.69
Granted	94,333	0.48
Exercised	--	--
Forfeited or expired	(918,000)	0.19
Outstanding, December 31, 2015	7,664,568	0.72
Granted	5,749,503	0.49
Forfeited or expired	(2,548,000)	1.09
Outstanding, December 31, 2016	10,866,071	0.49	2.4	$8,000
Exercisable, December 31, 2016	10,866,071	0.49	2.4	$8,000

Nonemployee Common stock [Member]
Summary of common stock conditions

In July, 2014, we entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock under the following conditions:

Condition	Number of Shares
UPT recognizes $100 million of revenue or a change in control	500,000
UPT recognizes $100 million of revenue	150,000
650,000

Nonemployee Common stock warrants - Service and performance conditions [Member]
Summary of common stock warrants performance and service conditions

In July, 2014, we entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock warrants under the following conditions:

		Number of
Vesting Condition	Category	Warrants
Fully vest upon UPT generating $1 million of revenue	Performance	350,000
45,945 warrants for every $3 million of revenue generated by UPT up to $100 million	Performance	1,530,000
60,000 warrants for every three months of completed service managing UPT	Service	720,000
		2,600,000

Warrants [Member]
Summary of common stock warrants performance and service conditions

The following summarizes the activity for warrants that have performance and service conditions. There were no grants in 2016.

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	--
Granted	3,000,000	1.20
Outstanding, December 31, 2014, 2015, 2016	3,000,000	1.20	0.7
Exercisable, December 31, 2016	1,000,000	$1.60	1.2	$--

Nonvested [Member]
Summary of common stock warrants performance and service conditions

The following summarizes of the status of our nonvested common stock warrants with performance and service conditions as of December 31, 2016, and changes during the year then ended:

	Number of	Weighted-average Grant Date
	Warrants	Fair Value
Non vested, December 31, 2015	2,240,000	$0.99
Vested	(240,000)	0.99
Non vested, December 31, 2016	2,000,000	$0.99

Employee stock options Fully-vested upon grant [Member]
Summary of stock option and warrant activity

The following is a summary of fully-vested stock option activity with the resigning member’s stock options removed for 2016:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2013	--
Stock options granted	5,000,000	$2.00
Outstanding, December 31, 2015 and 2014	5,000,000	2.00	--	$--
Stock options forfeited	(1,000,000)	2.00
Outstanding, December 31,2016	4,000,000	2.00	--	--
Exercisable, December 31, 2016	4,000,000	$2.00	--	$--